Annual Total Returns [BarChart] - First Trust Total US Market AlphaDEX ETF - First Trust Total US Market AlphaDEX ETF	May 03, 2021
Bar Chart Table:
2011	(9.56%)
2012	8.74%
2013	34.65%
2014	2.36%
2015	(5.99%)
2016	15.48%
2017	19.44%
2018	(10.13%)
2019	25.36%
2020	13.65%